Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	Strategic Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
Dreyfus Select Managers Small Cap Value Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMECX
Dreyfus Select Managers Small Cap Value Fund (Prospectus Summary) | Dreyfus Select Managers Small Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMVIX
Dreyfus U.S. Equity Fund (Prospectus Summary) | Dreyfus U.S. Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPUAX
Dreyfus U.S. Equity Fund (Prospectus Summary) | Dreyfus U.S. Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPUCX
Dreyfus U.S. Equity Fund (Prospectus Summary) | Dreyfus U.S. Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPUIX
Global Stock Fund (Prospectus Summary) | Global Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGLAX
Global Stock Fund (Prospectus Summary) | Global Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGLCX
Global Stock Fund (Prospectus Summary) | Global Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGLRX
International Stock Fund (Prospectus Summary) | International Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISAX
International Stock Fund (Prospectus Summary) | International Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISCX
International Stock Fund (Prospectus Summary) | International Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISRX